Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of entity's operating segments [text block] [Abstract]
Schedule of transfer prices between operating segments
	Revenues from external customers	Gross profit margin	Administrative expenses	Selling and distribution expenses	Other operating income, net	Finance costs	Finance income	Net loss on settlement of derivate financial instruments	(Loss) gain from exchange difference, net	Profit before income tax	Income tax expense	Profit for the year
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
2020
Cement, concrete and blocks	1,181,160	367,130	(154,310)	(37,926)	4,204	(88,569)	2,951	5,337	(9,352)	89,465	(29,167)	60,298
Construction supplies	82,218	3,340	(6,043)	(1,485)	154	(130)	26	-	(404)	(4,542)	1,481	(3,061)
Quicklime	32,473	5,012	(1,493)	(367)	-	-	-	-	(88)	3,064	(999)	2,065
Other (*)	483	(196)	(1,523)	(375)	(12)	5	(1)	-	13	(2,089)	681	(1,408)

Consolidated	1,296,334	375,286	(163,369)	(40,153)	4,346	(88,694)	2,976	5,337	(9,831)	85,898	(28,004)	57,894

2019
Cement, concrete and blocks	1,289,034	480,466	(165,758)	(42,306)	2,701	(77,947)	2,553	(1,491)	718	198,936	(63,775)	135,161
Construction supplies	67,225	2,803	(3,490)	(891)	(25)	(37)	23	-	6	(1,611)	517	(1,094)
Quicklime	36,109	3,545	(1,745)	(445)	-	-	-	-	4	1,359	(436)	923
Other (*)	333	81	(3,489)	(891)	(31)	(2)	-	-	1	(4,331)	1,388	(2,943)

Consolidated	1,392,701	486,895	(174,482)	(44,533)	2,645	(77,986)	2,576	(1,491)	729	194,353	(62,306)	132,047

2018
Cement, concrete and blocks	1,134,916	459,698	(166,127)	(43,015)	(8,191)	(87,327)	4,945	(34,887)	(8,227)	116,869	(41,214)	75,655
Construction supplies	68,762	1,623	(553)	(1,066)	(322)	(11)	25	-	(26)	(330)	116	(214)
Quicklime	57,564	5,141	(2,186)	-	-	-	-	-	(111)	2,844	(1,043)	1,801
Other (*)	1,692	266	(3,275)	(36)	(184)	-	-	-	(13)	(3,242)	1,146	(2,096)

Consolidated	1,262,934	466,728	(172,141)	(44,117)	(8,697)	(87,338)	4,970	(34,887)	(8,377)	116,141	(40,995)	75,146

Schedule of segment reporting
	Segment assets	Other assets (*)	Total assets	Operating liabilities	Capital expenditure (**)	Depreciation and amortization	Provision of inventory net realizable value and obsolescence
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
2020
Cement, concrete and blocks	2,806,803	37,068	2,843,871	1,590,105	55,142	(131,877)	(3,635)
Construction supplies	51,225	-	51,225	58,517	-	(767)	-
Quicklime	83,621	-	83,621	-	-	(5,741)	-
Other	31,696	5,871	37,567	107	-	(782)	-

Consolidated	2,973,345	42,939	3,016,284	1,648,729	55,142	(139,167)	(3,635)

2019
Cement, concrete and blocks	2,714,888	-	2,714,888	1,409,596	87,086	(122,911)	(2,498)
Construction supplies	51,376	-	51,376	99,934	-	(879)	-
Quicklime	93,812	-	93,812	-	-	(5,820)	-
Other	53,258	18,224	71,482	377	-	(208)	-

Consolidated	2,913,334	18,224	2,931,558	1,509,907	87,086	(129,818)	(2,498)